CIK 866829

[redacted]

06037085

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

CERTNYS

1-32936

July 14, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HELIX ENERGY SOLUTIONS GROUP, INC., Common Stock, without par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 14, 2006. Tentative listing date – July 18, 2006.

Sincerely,